Short-term Investments - Additional Information (Details) $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Nov. 30, 2014 USD ($)
Schedule of Investments [Line Items]
Short-term investments	¥ 170							$ 27,354	$ 27,354
Short-term debt						$ 160,400		48,286
Investment income interest		$ 2,218	$ 1,212	$ 1,655
Financial product one
Schedule of Investments [Line Items]
Short-term investments							¥ 120	19,309
Short-term investment, estimated rate of return	4.50%
Short-term debt							¥ 35	$ 5,506
Financial product two
Schedule of Investments [Line Items]
Short-term investment, estimated rate of return	5.00%
Guarantee Deposit
Schedule of Investments [Line Items]
Short-term debt					¥ 312	$ 48,192
Solar Tax Partners 1 L L C | Guarantee Deposit | Financial product two
Schedule of Investments [Line Items]
Investment income interest		$ 488	$ 144
Short term investment maturity date			Dec. 31, 2015